STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 015 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Investments at fair value (Note 3 and 4)	$ 2,493,359,756	$ 2,255,766,032
Investments at contract value (Note 4)	128,628,773	134,033,107
NET ASSETS AVAILABLE FOR BENEFITS	$ 2,621,988,529	$ 2,389,799,139